Expense Example, No Redemption - Large-Cap Value Portfolio	Mar. 23, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 84
Expense Example, No Redemption, 3 Years	273
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,068
Class P
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	209
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	$ 830